SCHEDULE OF LONG TERM DEBT (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
EBS and USBA [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	2.50%	2.50%
Maturity date	August 2028	August of 2028
Net of deferred financing cost	$ 0	$ 7,950	$ 10,069
CCS [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	1.50%	1.50%
Maturity date	December 2028	December 2028
Net of deferred financing cost	$ 0	$ 9,974	12,525
SWMN [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus		2.00%
Maturity date		April 2029
Net of deferred financing cost		$ 6,260	7,733
FIS [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	2.00%	2.00%
Maturity date	May 2029	May 2029
Net of deferred financing cost	$ 0	$ 25,209	31,026
ABC [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	2.00%	2.00%
Maturity date	September 2029	September 2029
Net of deferred financing cost	$ 0	$ 29,169	35,649
Barra [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	2.50%	2.50%
Maturity date	May 2032	May 2032
Net of deferred financing cost	$ 139,267	$ 155,337	$ 176,762
SWMT [Member]
Line of Credit Facility [Line Items]
Variable interest of prime rate plus	2.00%
Maturity date	April 2029
Net of deferred financing cost	$ 0	$ 6,260